Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets	€ 6,445		€ 6,718
Financial liabilities	8,118		7,858
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial liabilities	354		409		€ 66
Assumed in a Business Combination	6
Utilizations	(44)		48
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(35)		5
Financial income and expenses	14		12
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	4	[1]	5	[2]
Level 3 of fair value hierarchy [member] | Financial assets, class [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets	212		255		€ 372
Purchases, fair value measurement, assets	54		30
Sales, fair value measurement, assets	24		35
Financial income and expenses	2		0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(120)	[1]	(145)	[2]
Receivables Held To Collect And Sell	€ 46		€ (15)

[1]	Includes translation differences
[2]	Includes translation differences